Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Major Merchandise Categories	The following table presents revenue by major merchandise categories for the years ended December 31, 2023, 2022 and 2021, respectively:
	For the years ended December 31,
	2023	2022	2021
Cosmetic products (a)	$55,068,409	$99,282,495	$78,840,654
Health and nutritional supplements (b)	22,612,877	39,948,764	56,104,342
Household products (c)	81,783,445	70,626,839	35,943,221
Others	544,562	123,208	23,782
Total	$160,009,293	$209,981,306	$170,911,999
(a)	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
(b)	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
(c)	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.